Condensed Schedule of Investments Certificates Of Deposit (USD $)	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)	54.75%		55.95%
Certificates of Deposit
Schedule of Investments [Line Items]
Fair Value			2,306,370
% of Partners' Capital (Net Asset Value)	0.75%		4.61%
Investment Owned, at Cost			2,299,739
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member]
Schedule of Investments [Line Items]
Fair Value	250,730		2,054,535
% of Partners' Capital (Net Asset Value)	0.75%		4.11%
Investment Owned, at Cost	250,000		2,049,739
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.38% Sumitomo Mitsui Bank (NY) Due 2014-05-09
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	250,730
% of Partners' Capital (Net Asset Value)	0.75%
% Yield	0.38%	[1]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.60% Banco del Estado de Chile (NY) Due 2013-01-28
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,702
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.60%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.51% Bank of Montreal (NY) Due 2013-08-15
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			100,228
% of Partners' Capital (Net Asset Value)			0.21%
% Yield			0.51%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.49% Bank of Tokyo-Mitsubishi UFJ, Ltd. (NY) Due 2013-02-11
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,547
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.49%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.48% BB&T Due 2013-07-26
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,862
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.48%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.82% Credit Suisse (NY) Due 2013-07-25
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,286
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.82%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.46% Mizuho Corporate Bank (NY) Due 2013-03-01
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,467
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.46%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.52% Norinchukin Bank (NY) Due 2013-02-08
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,584
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.52%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.41%PNC Bank Due 2013-03-01
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,164
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.41%	[2]
Certificates of Deposit | U.S. Certificates of Deposit | Banks [Member] | 0.57%Standard Chartered Bank Due 2013-01-14
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,695
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.57%	[2]
Certificates of Deposit | Foreign Certificates of Deposit | Banks [Member]
Schedule of Investments [Line Items]
Fair Value			251,835
% of Partners' Capital (Net Asset Value)			0.50%
Investment Owned, at Cost			250,000
Certificates of Deposit | Foreign Certificates of Deposit | Banks [Member] | 0.80% Sumitomo Mitsui Bank Due 2013-04-11
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			251,835
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.80%	[2]

[1]	See the condensed schedule of investments for further description.
[2]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.